Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of investments in associated companies equity method [Abstract]
Schedule of investments in associated companies equity method
	Country of incorporation	Ownership
		2022	2021
Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments
	2022	2021
	USD ’000	USD ’000
Opening balance	5,693	11,583
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	147	1,358
Adjusted opening balance	5,840	12,941

Share of associated companies’ financial results	(48)	(227)
Investment properties fair value adjustment	257	(7,021)
Share of profit (loss) from associates	209	(7,248)
Ending balance	6,049	5,693

Schedule ofsocial security contingencies that may arise on the associates
	2022
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Current assets	8	9	7	438	462
Non-current assets	1,999	1,390	2,231	14,585	20,205
Current liabilities	(25)	(18)	(30)	(167)	(240)
Non-current liabilities	(273)	(288)	(210)	(1,155)	(1,926)
Net assets	1,709	1,093	1,998	13,701	18,501
The Group’s share of net assets	559	357	653	4,480	6,049

	2021
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Current assets	7	11	3	344	365
Non-current assets	1,870	1,287	2,091	13,538	18,786
Current liabilities	(120)	(148)	(29)	(182)	(479)
Non-current liabilities	(152)	(152)	(151)	(805)	(1,260)
Net assets	1,605	998	1,914	12,895	17,412
The Group’s share of net assets	525	326	626	4,216	5,693

Schedule of summarized information of the Group’s share of profit (loss)
	2022
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
Associates’ revenues and results:	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Revenues	4	-	6	526	536
Net income	81	85	33	439	638
The Group’s share of profit	26	28	11	144	209

	2021
Associates’ revenues and results:	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Revenues	11	-	2	422	435
Net loss	(2,456)	(2,007)	(2,608)	(15,095)	(22,166)
The Group’s share of loss	(803)	(656)	(853)	(4,936)	(7,248)

	2020
Associates’ revenues and results:	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Revenues	47	4	41	750	842
Net loss	(492)	(340)	(620)	(3,071)	(4,523)
The Group’s share of loss	(161)	(111)	(203)	(1,004)	(1,479)

Schedule of financial statements to the change in the price used for the valuation of the investment properties
		Impact on consolidated statement of income for the change in price per square meter
	%	Increase	Decrease
		USD ’000	USD ’000
2022	+/- 20	1,480	(1,480)
2021	+/- 20	1,511	(1,511)
2020	+/- 20	1,773	(1,773)